Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Share capital	Share capital is composed of the following shares for the year ended December 31, 2021:

December 31, 2019 shares outstanding	328,855,412
Treasury shares	(350,006)
Long-Term Incentive Plan	1,058,509
Repurchase of common shares	(547,543)
December 31, 2020 shares outstanding	329,016,372
Treasury shares	1,520,065
Long-Term Incentive Plan	758,024
Repurchase of common shares	(1,686,235)
December 31, 2021 shares outstanding	329,608,226

Treasury shares	Treasury shares are composed of the following shares for the year ended December 31, 2021, 2020:

	Shares	Amount	Average Price (US$)
December 31, 2019 treasury shares	518,642	41,267	20.09
Repurchase of common shares	547,543	44,775	16.13
Long-Term Incentive Plan	(897,549)	(72,433)	18.06
December 31, 2020 treasury shares	168,636	13,609	18.06
Repurchase of common shares	1,686,235	284,812	30.23
Long-Term Incentive Plan	(166,170)	(13,410)	18.06
December 31, 2021 treasury shares	1,688,701	285,011	30.23